UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.1%
Australia – 3.1%
1,860,223	Aurizon Holdings Ltd. (Transportation)	$ 8,589,039

Belgium – 2.0%
33,015	Solvay SA (Materials)	5,330,843

Denmark – 2.1%
125,201	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	5,763,276

France – 10.7%
64,636	Air Liquide SA (Materials)	8,225,202
388,931	Rexel SA (Capital Goods)	7,536,235
135,331	Safran SA (Capital Goods)	7,953,037
53,981	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,667,514

		29,381,988

Germany – 4.0%
122,024	Beiersdorf AG (Household & Personal Products)	10,998,536

Ireland – 5.2%
24,690,344	Bank of Ireland (Banks)*	8,643,890
970,428	C&C Group PLC (Food, Beverage & Tobacco)	5,507,076

		14,150,966

Italy – 3.9%
3,602,881	Intesa Sanpaolo SpA (Banks)	10,699,199

Japan – 16.0%
390,000	Credit Saison Co. Ltd. (Diversified Financials)	7,673,571
1,257,000	Isuzu Motors Ltd. (Automobiles & Components)	8,724,353
632,000	Kubota Corp. (Capital Goods)	8,320,467
1,496,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	8,827,674
1,320,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	4,745,211
743,000	Tokyu Fudosan Holdings Corp. (Real Estate)	5,635,495

		43,926,771

Netherlands – 1.1%
32,436	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,059,048

South Korea – 5.7%
156,481	Hana Financial Group, Inc. (Banks)	6,301,931
156,938	Kia Motors Corp. (Automobiles & Components)	9,213,161

		15,515,092

Shares	Description	Value
Common Stocks – (continued)
Sweden – 6.1%
670,122	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$ 8,344,283
673,602	Volvo AB Class B (Capital Goods)	8,223,813

		16,568,096

Switzerland – 13.8%
191,018	Julius Baer Group Ltd. (Diversified Financials)*	8,103,393
64,223	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,587,314
22,331	Syngenta AG (Registered) (Materials)	7,910,853
456,900	UBS AG (Registered) (Diversified Financials)*	7,850,245
158,756	Wolseley PLC (Capital Goods)	8,265,165

		37,716,970

United Kingdom – 18.4%
419,864	BG Group PLC (Energy)	8,279,407
1,272,402	Melrose Industries PLC (Capital Goods)	5,635,962
101,221	Reckitt Benckiser Group PLC (Household & Personal Products)	8,935,534
92,906	Rio Tinto PLC (Materials)	5,309,955
405,174	Standard Chartered PLC (Banks)	8,402,405
405,729	Tullow Oil PLC (Energy)	4,974,458
2,639,819	Vodafone Group PLC (Telecommunication Services)	8,790,850

		50,328,571

TOTAL COMMON STOCKS		$252,028,395

Exchange Traded Fund – 3.1%
United States – 3.1%
705,556	iShares MSCI Japan Fund	$ 8,466,672

TOTAL INVESTMENTS – 95.2%		$260,495,067

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%		13,235,451

NET ASSETS – 100.0%		$273,730,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$272,028,453

Gross unrealized gain	7,081,084
Gross unrealized loss	(18,614,470)

Net unrealized security loss	$(11,533,386)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Australia – 5.5%
681,437	Arrium Ltd. (Materials)	$ 512,023
439,092	Aveo Group (Real Estate)	873,789
101,725	Bank of Queensland Ltd. (Banks)	1,174,012
150,328	Boral Ltd. (Materials)	739,491
32,692	Caltex Australia Ltd. (Energy)	743,739
181,017	Computershare Ltd. (Software & Services)	2,184,482
376,700	David Jones Ltd. (Retailing)	1,396,769
217,304	Echo Entertainment Group Ltd. (Consumer Services)	665,697
100,444	GrainCorp Ltd. Class A (Food, Beverage & Tobacco)	807,450
198,984	Macquarie Atlas Roads Group (Transportation)	616,321
75,722	Seek Ltd. (Commercial & Professional Services)	1,144,572
55,026	Super Retail Group Ltd. (Retailing)	479,150

		11,337,495

Belgium – 1.9%
79,759	bpost SA (Transportation)	2,004,660
19,279	Cie d’Entreprises CFE (Capital Goods)	1,895,377

		3,900,037

Canada – 8.8%
48,800	Aimia, Inc. (Media)	857,978
121,400	Air Canada Class A (Transportation)*	1,065,527
54,400	Alamos Gold, Inc. (Materials)	483,955
11,200	AltaGas Ltd. (Energy)	506,920
110,100	Bellatrix Exploration Ltd. (Energy)*	814,882
34,200	Bonavista Energy Corp. (Energy)	442,262
12,700	Canadian Real Estate Investment Trust (REIT)	533,112
19,696	Canadian Solar, Inc. (Semiconductors & Semiconductor Equipment)*	491,612
29,000	Canadian Western Bank (Banks)	1,106,966
221,900	Capstone Mining Corp. (Materials)*	594,257
27,900	Dominion Diamond Corp. (Materials)*	391,242
24,900	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	876,473
51,600	Enerflex Ltd. (Energy)	873,606
38,500	Evertz Technologies Ltd. (Technology Hardware & Equipment)	614,037
119,500	Gran Tierra Energy, Inc. (Energy)*	792,392
30,003	Legacy Oil + Gas, Inc. (Energy)*	227,014

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
21,300	Linamar Corp. (Automobiles & Components)	$ 1,159,598
10,389	MacDonald Dettwiler & Associates Ltd. (Capital Goods)	776,352
6,400	Methanex Corp. (Materials)	416,512
53,000	New Gold, Inc. (Materials)*	326,161
46,100	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	1,157,204
15,400	ShawCor Ltd. (Energy)	779,498
74,406	Sierra Wireless, Inc. (Technology Hardware & Equipment)*	1,413,943
27,600	Toromont Industries Ltd. (Capital Goods)	659,403
15,600	West Fraser Timber Co. Ltd. (Materials)	710,645

		18,071,551

China – 1.9%
9,374	Ctrip.com International Ltd. ADR (Retailing)*	600,217
84,000	ENN Energy Holdings Ltd. (Utilities)	594,149
1,222,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	687,619
25,158	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	555,489
197,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	650,437
28,392	TAL Education Group ADR (Consumer Services)*	836,144

		3,924,055

France – 7.3%
34,029	Cap Gemini SA (Software & Services)	2,467,556
108,567	Coface SA (Diversified Financials)*	1,602,050
10,661	Eramet (Materials)*	1,330,472
26,735	Ingenico (Technology Hardware & Equipment)	2,704,571
44,952	JCDecaux SA (Media)	1,543,348
51,950	Klepierre (REIT)	2,457,564
59,698	Metropole Television SA (Media)	1,095,049
45,289	Nexity SA (Real Estate)	1,716,661

		14,917,271

Germany – 5.0%
13,841	Brenntag AG (Capital Goods)	2,222,164
48,649	Gerry Weber International AG (Consumer Durables & Apparel)	2,213,695
30,853	GfK SE (Media)	1,398,577

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
109,295	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$ 1,204,270
17,601	Leoni AG (Automobiles & Components)	1,202,848
37,180	Salzgitter AG (Materials)	1,384,263
12,003	Symrise AG (Materials)	628,509

		10,254,326

Ireland – 1.9%
479,156	Beazley PLC (Insurance)	1,967,897
188,548	C&C Group PLC (Food, Beverage & Tobacco)	1,069,928
18,263	ICON PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	946,024

		3,983,849

Italy – 2.4%
35,196	Buzzi Unicem SpA (Materials)	570,758
128,004	MARR SpA (Food & Staples Retailing)	2,117,725
39,954	Moncler SpA (Consumer Durables & Apparel)	603,502
200,031	Unione di Banche Italiane SCpA (Banks)	1,646,839

		4,938,824

Japan – 19.5%
33,300	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	1,381,066
91,000	Asics Corp. (Consumer Durables & Apparel)	1,931,247
129,000	Daibiru Corp. (Real Estate)	1,423,490
169,000	Daicel Corp. (Materials)	1,705,618
19,400	Disco Corp. (Semiconductors & Semiconductor Equipment)	1,252,918
60,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	1,009,945
73,900	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	1,294,193
130,200	en-japan, Inc. (Commercial & Professional Services)	2,861,980
43,800	FP Corp. (Materials)	1,486,218
43,900	Fuji Seal International, Inc. (Materials)	1,280,219
36,000	HIS Co. Ltd. (Consumer Services)	1,130,333
12,500	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	335,310
100,300	Hitachi Transport System Ltd. (Transportation)	1,517,667
134,000	J. Front Retailing Co. Ltd. (Retailing)	902,951
23,500	Jafco Co. Ltd. (Diversified Financials)	907,173
29,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	596,734

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
127,800	M3, Inc. (Health Care Equipment & Services)	$ 2,062,685
66,400	Maeda Kosen Co. Ltd. (Capital Goods)	791,650
42,900	Message Co. Ltd. (Health Care Equipment & Services)	1,674,523
65,600	Mitsuba Corp. (Automobiles & Components)	1,079,499
363,000	Mitsui Chemicals, Inc. (Materials)	978,598
82,000	Nachi-Fujikoshi Corp. (Capital Goods)	577,020
8,000	Obic Co. Ltd. (Software & Services)	283,994
59,000	Oyo Corp. (Commercial & Professional Services)	999,616
174,400	Pocket Card Co. Ltd. (Diversified Financials)	1,259,063
92,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	744,622
417,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	1,631,395
36,100	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	1,179,424
254,000	Takuma Co. Ltd. (Capital Goods)	1,540,118
226,000	The 77 Bank Ltd. (Banks)	1,176,705
183,000	The Higo Bank Ltd. (Banks)	978,240
331,000	The Nishi-Nippon City Bank Ltd. (Banks)	859,320
36,800	Tosei Corp. (Real Estate)	244,002
100,000	Zeon Corp. (Materials)	987,649

		40,065,185

Luxembourg – 0.7%
520,217	Regus PLC (Commercial & Professional Services)	1,521,246

Netherlands – 2.4%
51,506	Corio NV (REIT)	2,736,331
70,061	Delta Lloyd NV (Insurance)	1,618,322
15,686	Fugro NV CVA (Energy)	604,010

		4,958,663

New Zealand – 0.6%
149,449	Fletcher Building Ltd. (Materials)	1,144,237

Portugal – 0.7%
133,143	CTT-Correios de Portugal SA (Transportation)	1,417,367

Singapore – 1.2%
1,205,000	Pacc Offshore Services Holdings Ltd. (Energy)*	1,033,547
10,621,000	SIIC Environment Holdings Ltd. (Utilities)*	1,372,029

		2,405,576

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – 3.5%
13,371	CJ CGV Co. Ltd. (Media)	$ 594,535
14,237	Grand Korea Leisure Co. Ltd. (Consumer Services)	587,680
49,604	Hanjin Kal Corp. (Transportation)*	1,246,712
15,622	Jinsung T.E.C. (Capital Goods)	84,318
23,886	Kolon Industries, Inc. (Materials)	1,580,239
17,668	KONA I Co. Ltd. (Technology Hardware & Equipment)	597,528
26,878	KT Skylife Co. Ltd. (Media)	584,607
48,874	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	805,977
4,062	POSCO Chemtech Co. Ltd. (Materials)	578,531
52,056	Wonik IPS Co. Ltd. (Semiconductors & Semiconductor Equipment)*	574,376

		7,234,503

Spain – 1.6%
33,017	Enagas SA (Utilities)	1,098,462
37,603	Tecnicas Reunidas SA (Energy)	2,113,744

		3,212,206

Sweden – 2.0%
67,600	Boliden AB (Materials)	1,095,130
205,217	Com Hem Holding AB (Telecommunication Services)*	1,715,050
28,259	Indutrade AB (Capital Goods)	1,258,080

		4,068,260

Switzerland – 6.8%
7,456	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	895,510
22,202	Aryzta AG (Food, Beverage & Tobacco)*	2,008,183
81,030	Gategroup Holding AG (Commercial & Professional Services)*	2,050,402
5,863	Geberit AG (Registered) (Capital Goods)	1,964,550
31,551	Implenia AG (Registered) (Capital Goods)*	1,857,184
43,918	Julius Baer Group Ltd. (Diversified Financials)*	1,863,096
415	Lindt & Spruengli AG (Food, Beverage & Tobacco)	2,157,315
3,851	Sonova Holding AG (Registered) (Health Care Equipment & Services)	597,499
13,244	Temenos Group AG (Registered) (Software & Services)*	473,437

		13,867,176

Shares	Description	Value
Common Stocks – (continued)
Taiwan – 1.3%
538,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 869,536
53,000	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	587,807
143,595	Silergy Corp. (Semiconductors & Semiconductor Equipment)	1,194,709

		2,652,052

United Kingdom – 22.9%
216,568	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,453,386
200,421	Alent PLC (Materials)	1,131,850
189,286	Ashtead Group PLC (Capital Goods)	2,839,414
41,796	Bellway PLC (Consumer Durables & Apparel)	1,060,906
291,302	Big Yellow Group PLC (REIT)	2,466,403
140,682	Bodycote PLC (Capital Goods)	1,644,219
153,997	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	1,572,540
362,959	Cairn Energy PLC (Energy)*	1,077,095
86,188	Close Brothers Group PLC (Diversified Financials)	1,841,884
90,908	Drax Group PLC (Utilities)	1,069,398
154,235	Greene King PLC (Consumer Services)	2,144,729
203,920	Halma PLC (Technology Hardware & Equipment)	1,933,062
814,483	Hays PLC (Commercial & Professional Services)	1,669,871
233,445	Inchcape PLC (Retailing)	2,521,547
355,790	Jupiter Fund Management PLC (Diversified Financials)	2,288,316
1,018,869	Londonmetric Property PLC (REIT)	2,425,421
554,550	Melrose Industries PLC (Capital Goods)	2,456,317
39,989	Mondi PLC (Materials)	700,366
87,943	Persimmon PLC (Consumer Durables & Apparel)*	1,852,213
164,574	Rexam PLC (Materials)	1,387,340
237,130	Smart Metering Systems PLC (Technology Hardware & Equipment)	1,621,404
41,403	Spectris PLC (Technology Hardware & Equipment)	1,331,779
41,024	Spirax-Sarco Engineering PLC (Capital Goods)	1,879,375
295,816	Spire Healthcare Group PLC (Health Care Equipment & Services)*	1,053,789
188,930	St. James’s Place PLC (Insurance)	2,309,275
289,045	The Unite Group PLC (Real Estate)	1,978,159
51,441	Victrex PLC (Materials)	1,387,429

		47,097,487

TOTAL COMMON STOCKS		$200,971,366

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Preferred Stock – 0.7%
Germany – 0.7%
10,888	Sartorius AG (Health Care Equipment & Services)	$ 1,300,871

Exchange Traded Fund – 0.5%
United States – 0.5%
20,913	iShares MSCI Israel Capped Fund	$ 1,082,875

TOTAL INVESTMENTS – 99.1%		$203,355,112

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,870,743

NET ASSETS – 100.0%		$205,225,855

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$194,851,427

Gross unrealized gain	17,057,340
Gross unrealized loss	(8,553,655)

Net unrealized security gain	$8,503,685

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.9%
Australia – 4.2%
224,763	Aurizon Holdings Ltd. (Transportation)	$ 1,037,778
42,498	Australia & New Zealand Banking Group Ltd. (Banks)	1,326,857
72,803	Computershare Ltd. (Software & Services)	878,574

		3,243,209

Belgium – 3.4%
16,662	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,798,376
5,325	Solvay SA (Materials)	859,813

		2,658,189

China – 0.7%
116,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	561,561

Denmark – 2.2%
37,828	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,741,306

Finland – 1.1%
25,890	Nokian Renkaat OYJ (Automobiles & Components)	896,404

France – 7.8%
14,425	Air Liquide SA (Materials)	1,835,642
4,153	Air Liquide SA-Prime De Fidelite (Materials)*	528,487
17,879	Safran SA (Capital Goods)	1,050,700
7,081	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	743,441
29,401	Total SA (Energy)	1,896,209

		6,054,479

Germany – 6.9%
14,657	Adidas AG (Consumer Durables & Apparel)	1,160,607
12,300	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,622,450
10,448	Bayerische Motoren Werke AG (Automobiles & Components)	1,244,565
15,297	Beiersdorf AG (Household & Personal Products)	1,378,783

		5,406,405

India – 1.8%
16,682	Hero MotoCorp Ltd. (Automobiles & Components)	714,707
46,398	Thermax Ltd. (Capital Goods)	670,375

		1,385,082

Indonesia – 0.5%
1,626,500	PT Media Nusantara Citra Tbk (Media)	360,877

Ireland – 3.3%
4,275,368	Bank of Ireland (Banks)*	1,496,772

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
14,301	Kerry Group PLC Class A (Food, Beverage & Tobacco)	$ 1,062,811

		2,559,583

Italy – 1.8%
474,661	Intesa Sanpaolo SpA (Banks)	1,409,564

Japan – 15.2%
38,500	Credit Saison Co. Ltd. (Diversified Financials)	757,519
75,000	Ebara Corp. (Capital Goods)	465,619
42,600	Fujitec Co. Ltd. (Capital Goods)	437,715
36,000	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,266,032
12,000	KDDI Corp. (Telecommunication Services)	689,795
53,000	Kubota Corp. (Capital Goods)	697,761
305,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,799,267
19,800	Nidec Corp. (Capital Goods)	1,289,509
16,100	Pola Orbis Holdings, Inc. (Household & Personal Products)	668,523
10,000	Rinnai Corp. (Consumer Durables & Apparel)	910,450
143,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	514,064
136,800	Tokyu Fudosan Holdings Corp. (Real Estate)	1,037,599
21,500	Unicharm Corp. (Household & Personal Products)	1,316,504

		11,850,357

Luxembourg – 1.1%
23,033	SES SA FDR (Media)	846,622

Netherlands – 1.1%
101,500	Aegon NV (Insurance)	823,131

Russia – 1.1%
3,264	OJSC Magnit (Food & Staples Retailing)	831,258

Singapore – 1.3%
70,000	DBS Group Holdings Ltd. (Banks)	1,019,854

South Korea – 2.1%
20,380	Hana Financial Group, Inc. (Banks)	820,760
14,404	Kia Motors Corp. (Automobiles & Components)	845,597

		1,666,357

Spain – 3.2%
98,581	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,211,827
169,610	Iberdrola SA (Utilities)	1,261,846

		2,473,673

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 4.9%
24,187	Hennes & Mauritz AB Class B (Retailing)	$ 988,800
30,947	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	762,102
111,958	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,394,088
58,386	Volvo AB Class B (Capital Goods)	712,818

		3,857,808

Switzerland – 10.4%
47,566	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,290,358
20,938	Julius Baer Group Ltd. (Diversified Financials)*	888,235
30,904	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,688,606
4,089	Syngenta AG (Registered) (Materials)	1,448,546
59,050	UBS AG (Registered) (Diversified Financials)*	1,014,570
15,545	Wolseley PLC (Capital Goods)	809,305

		8,139,620

Taiwan – 1.4%
34,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	526,189
27,168	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	543,360

		1,069,549

United Kingdom – 17.4%
75,808	BG Group PLC (Energy)	1,494,877
19,728	BHP Billiton PLC (Materials)	672,962
178,400	BP PLC (Energy)	1,452,845
99,070	Drax Group PLC (Utilities)	1,165,412
113,343	HSBC Holdings PLC (Banks)	1,215,142
177,696	ITV PLC (Media)	623,744
181,901	Melrose Industries PLC (Capital Goods)	805,710
22,637	Rio Tinto PLC (Materials)	1,293,796
13,101	Spirax-Sarco Engineering PLC (Capital Goods)	600,178
70,735	Standard Chartered PLC (Banks)	1,466,886
67,360	Tullow Oil PLC (Energy)	825,870
595,521	Vodafone Group PLC (Telecommunication Services)	1,983,142

		13,600,564

TOTAL COMMON STOCKS		$72,455,452

Shares	Description	Value
Exchange Traded Funds – 5.3%
United States – 5.3%
6,137	iShares MSCI EAFE Fund	$ 408,663
312,925	iShares MSCI Japan Fund	3,755,100

TOTAL EXCHANGE TRADED FUNDS		$ 4,163,763

TOTAL INVESTMENTS – 98.2%		$76,619,215

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		1,394,132

NET ASSETS – 100.0%		$78,013,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$73,989,765

Gross unrealized gain	6,514,890
Gross unrealized loss	(3,885,440)

Net unrealized security gain	$2,629,450

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments —To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2014:

FOCUSED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$59,441,863	$—
Australia	—	8,589,039	—
Europe	—	183,997,493	—
North America	8,466,672	—	—
Total	$8,466,672	$252,028,395	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,991,850	$54,289,521	$—
Australia	—	12,481,732	—
Europe	946,024	114,491,559	—
North America	19,154,426	—	—
Total	$22,092,300	$181,262,812	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$543,360	$18,201,535	$—
Australia	—	3,243,209	—
Europe	—	50,467,348	—
North America	4,163,763	—	—
Total	$4,707,123	$71,912,092	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Redemptions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.